Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant equity awards, such as stock options or restricted stock units, to our senior leadership members (including our named executive officers) in the first quarter of the year, and to our other employees in the second quarter of the year. During 2025, our Board and Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, we did not grant stock options to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, 10-Q or 8-K that discloses material nonpublic information.

Award Timing Method	We generally grant equity awards, such as stock options or restricted stock units, to our senior leadership members (including our named executive officers) in the first quarter of the year, and to our other employees in the second quarter of the year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false